Stock Incentive Plan (Tables)	12 Months Ended
Sep. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Assumptions used in Black-Scholes Option Pricing Model
The assumptions used in the Black-Scholes option pricing model to value the options granted and modified were as follows:

Fiscal Year Ended
	September 30, 2016	September 25, 2015	September 26, 2014
Expected dividend yield	—%	—%	—%
Expected volatility	40%	35%	55%
Range of risk-free interest rates	0.74% - 1.27%	0.85% - 1.74%	1.23% - 2.09%
Range of expected option lives	2.09 - 6.37 years	2.51 - 6.35 years	3.42 - 6.34 years

Schedule of Stock Option Activity
Stock option activity for the period September 27, 2013 to September 30, 2016 was as follows:

(share amounts in thousands)	Shares	Weighted-Average Exercise Price	Aggregate Intrinsic Value	Weighted-Average Remaining Contractual Term (in years)
Outstanding as of September 27, 2013	6,462	$7.30		7.9
Granted	1,828	8.57		9.6
Exercised	(77)	7.30	$(140)	—
Forfeited	(540)	7.30		—
Outstanding as of September 26, 2014	7,673	7.59		8.3
Granted	290	9.04		9.5
Exercised	(500)	7.30	$(914)	—
Forfeited	(717)	7.30		—
Outstanding as of September 25, 2015	6,746	7.70		7.4
Granted	72	15.79		9.7
Exercised	(18)	7.95	$(43)	—
Forfeited	(136)	8.84		—
Outstanding as of September 30, 2016	6,664	7.77	$73,095	6.3
Vested as of September 30, 2016	4,260	7.53	$47,777	5.8
Shares expected to vest as of September 30, 2016	2,404